Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of transfer of goods and services over time and at a point in time
The Group derived revenue from the transfer of goods and services over time and at a point in time in the following major product lines:

							2024
All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total
Courseware
Products transferred at a point in time	56	–	142	1	230	–	429
Products and services transferred over time	17	–	13	–	596	–	626
	73	–	155	1	826	–	1,055
Assessments
Products transferred at a point in time	184	–	11	5	–	–	200
Products and services transferred over time	1,334	–	198	179	–	–	1,711
	1,518	–	209	184	–	–	1,911
Services
Products transferred at a point in time	–	–	35	–	–	–	35
Products and services transferred over time	–	489	21	41	–	–	551
	–	489	56	41	–	–	586
Total	1,591	489	420	226	826	–	3,552

							2023
All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total
Courseware
Products transferred at a point in time	57	–	135	2	254	9	457
Products and services transferred over time	20	–	15	–	595	–	630
	77	–	150	2	849	9	1,087
Assessments
Products transferred at a point in time	198	–	5	5	–	–	208
Products and services transferred over time	1,284	–	204	170	–	–	1,658
	1,482	–	209	175	–	–	1,866
Services
Products transferred at a point in time	–	–	35	–	–	–	35
Products and services transferred over time	–	616	21	43	6	–	686
	–	616	56	43	6	–	721
Total	1,559	616	415	220	855	9	3,674

							2022
All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total
Courseware
Products transferred at a point in time	64	–	110	2	302	148	626
Products and services transferred over time	21	–	25	–	588	6	640
	85	–	135	2	890	154	1,266
Assessments
Products transferred at a point in time	169	–	5	14	–	–	188
Products and services transferred over time	1,190	–	138	142	–	–	1,470
	1,359	–	143	156	–	–	1,658
Services
Products transferred at a point in time	–	–	29	–	–	–	29
Products and services transferred over time	–	820	14	46	8	–	888
	–	820	43	46	8	–	917
Total	1,444	820	321	204	898	154	3,841

Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers
The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers.

							2024
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2025	2026	2027 and later
Courseware
Products transferred at a point in time	429	–	–	–	–	–	–
Products and services transferred over time	626	94	–	94	50	17	27
Assessments
Products transferred at a point in time	200	1	–	1	1	–	–
Products and services transferred over time	1,711	273	253	526	469	56	1
Services
Products transferred at a point in time	35	–	–	–	–	–	–
Products and services transferred over time – subscriptions	533	7	–	7	7	–	–
Products and services transferred over time – other	18	16	232	248	248	–	–
Total	3,552	391	485	876	775	73	28

							2023
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2024	2025	2026 and later
Courseware
Products transferred at a point in time	457	–	–	–	–	–	–
Products and services transferred over time	630	78	–	78	38	15	25
Assessments
Products transferred at a point in time	208	1	–	1	1	–	–
Products and services transferred over time	1,658	261	332	593	496	94	3
Services
Products transferred at a point in time	35	–	–	–	–	–	–
Products and services transferred over time – subscriptions	660	12	–	12	11	1	–
Products and services transferred over time – other	26	16	234	250	250	–	–
Total	3,674	368	566	934	796	110	28

							2022
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2023	2024	2025 and later
Courseware
Products transferred at a point in time	626	1	–	1	1	–	–
Products and services transferred over time	640	95	–	95	56	14	25
Assessments
Products transferred at a point in time	188	–	–	–	–	–	–
Products and services transferred over time	1,470	262	472	734	524	206	4
Services
Products transferred at a point in time	29	–	–	–	–	–	–
Products and services transferred over time – subscriptions	351	20	7	27	27	–	–
Products and services transferred over time – other	537	22	225	247	247	–	–
Total	3,841	400	704	1,104	855	220	29